Leases - Future Commitments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of leases [Line Items]
Total lease payments	$ 80,385	$ 86,093
Amounts representing interest	(9,392)	(10,871)
Present value of net lease payments	70,993	75,222
Current portion of lease obligations	(19,486)	(15,032)
Non-current portion of lease obligations	51,507	60,190
Less than 1 year
Disclosure Of leases [Line Items]
Total lease payments	23,588	19,045
1 - 3 years
Disclosure Of leases [Line Items]
Total lease payments	40,374	38,136
3 - 5 years
Disclosure Of leases [Line Items]
Total lease payments	16,246	25,226
After 5 years
Disclosure Of leases [Line Items]
Total lease payments	$ 177	$ 3,686